SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment reporting
Net Sales by Segment	$ 164,439	$ 186,728	$ 320,576
Net Sales by Segment (as a percent)	100.00%	100.00%	100.00%
Gross profit/(loss) by Segment	40,220	68,158	114,334
Gross profit/(loss) by Segment (as a percent)	24.00%	37.00%	36.00%
Segment Margin	20,898	30,765	71,954
General and Corporate	(34,131)	(60,308)	(50,679)
Operating income (loss)	(13,233)	(29,543)	21,275
Long-lived assets	4,771	8,866
China
Segment reporting
Net Sales by Segment	6,945	38,544	157,564
Net Sales by Segment (as a percent)	4.00%	21.00%	49.00%
Long-lived assets	3,795	7,729
Japan
Segment reporting
Net Sales by Segment	93,203	99,367	96,257
Net Sales by Segment (as a percent)	57.00%	53.00%	30.00%
India
Segment reporting
Net Sales by Segment	26,595	23,992	30,789
Net Sales by Segment (as a percent)	16.00%	13.00%	10.00%
Taiwan
Segment reporting
Net Sales by Segment	13,332	9,824	7,055
Net Sales by Segment (as a percent)	8.00%	5.00%	2.00%
Other
Segment reporting
Net Sales by Segment	24,364	15,001	28,911
Net Sales by Segment (as a percent)	15.00%	8.00%	9.00%
Long-lived assets	976	1,137
Equipment
Segment reporting
Net Sales by Segment	141,138	160,688	285,493
Net Sales by Segment (as a percent)	86.00%	86.00%	89.00%
Gross profit/(loss) by Segment	41,250	64,835	107,030
Gross profit/(loss) by Segment (as a percent)	29.00%	40.00%	37.00%
Segment Margin	24,047	34,661	72,598
Equipment Based Services
Segment reporting
Net Sales by Segment	23,301	25,784	34,539
Net Sales by Segment (as a percent)	14.00%	14.00%	11.00%
Gross profit/(loss) by Segment	(1,030)	3,546	9,271
Gross profit/(loss) by Segment (as a percent)	(4.00%)	14.00%	27.00%
Segment Margin	(1,037)	3,524	9,162
Operational Support Services
Segment reporting
Net Sales by Segment		256	544
Net Sales by Segment (as a percent)	0.00%	0.00%	0.00%
Gross profit/(loss) by Segment		(223)	(1,967)
Gross profit/(loss) by Segment (as a percent)	0.00%	(87.00%)	(362.00%)
Segment Margin	$ (2,112)	$ (7,420)	$ (9,806)